Document and Entity Information	May 11, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 11, 2026
Entity Registrant Name	Aktis Oncology, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-43047
Entity Tax Identification Number	85-2584233
Entity Address Address Line 1	17 Drydock Avenue
Entity Address Address Line 2	Suite 17-401
Entity Address City Or Town	Boston
Entity Address State Or Province	MA
Entity Address Postal Zip Code	02210
City Area Code	617
Local Phone Number	461-4023
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0001per share
Trading Symbol	AKTS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0002035832